UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2009
                                               ----------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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Form 13F File Number: 28-10409
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      07-28-2009
--------------------------------    -------------                     ----------
           [Signature]              [City, State]                       [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 51
                                        -------------------

Form 13F Information Table Value Total: $569,478
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 6/30/09

        ITEM 1:            ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:            ITEM 6:                     ITEM 8:
    NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER   MARKET VALUE   SHARES      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                       ($ 000'S)                 SOLE   SHARED   OTHER     SOLE      SHARED   OTHER
3M CO COM                  COMMON        88579Y101         7,159      143,992     X                      103,914     40,078

3M CO COM                  COMMON        88579Y101         9,143      152,135     X                      114,817     37,318
ACCENTURE LTD SHS CL       COMMON        G1150G111         9,817      293,400     X                      224,376     69,024
AKZO NOBEL N V ADR SP      FOREIGN       010199305         9,466      215,207     X                       30,041    185,166
ASTRAZENECA PLC ADR S      FOREIGN       046353108         9,362      212,109     X                       30,513    181,596
AXA ADR SPONSORED          FOREIGN       54536107         12,994      685,326     X                      102,881    582,445
BANCO SANTANDER CENT       FOREIGN       05964H105        11,169      923,072     X                      128,902    794,170
BHP BILLITON LTD SPON      FOREIGN       088606108        12,227      223,406     X                       33,851    189,555
CADBURY PLC SPONS ADR      FOREIGN       12721E102        11,765      341,996     X                       47,480    294,516
CANON INC ADR              FOREIGN       138006309        13,813      424,620     X                       61,038    363,582
CRH PLC ADR                FOREIGN       12626K203        13,693      594,565     X                       85,451    509,114
DANSKE BK A/S ADR          FOREIGN       236363107         9,248    1,073,219     X                      163,844    909,375
DIAGEO PLC ADR SPONSO      FOREIGN       25243Q205        18,635      325,510     X                       49,806    275,704
DR PEPPER SNAPPLE GRO      COMMON        26138E109         6,237      294,322     X                      222,428     71,894
ENI S P A ADR SPONSOR      FOREIGN       26874R108        14,273      301,047     X                       43,823    257,224
ERICSSON L M TEL CO A      FOREIGN       294821608        11,669    1,193,193     X                      178,577  1,014,616
FRANCE TELECOM ADR SP      FOREIGN       35177Q105        13,414      588,080     X                       83,490    504,590
GENERAL ELEC CO            COMMON        369604103         8,704      742,647     X                      600,447    142,200
GLAXOSMITHKPLC ADR SP      FOREIGN       37733W105        17,029      481,861     X                       73,333    408,528
HSBC HLDGS PLC ADR SP      FOREIGN       404280406        14,182      339,517     X                       47,822    291,695
I B M                      COMMON        459200101         9,628       92,202     X                       71,725     20,477
IMPERIAL TOBACCO           COMMON       456,837,103        7,909      152,163     X                       22,560    129,603
ING GROEP N V ADR SPO      FOREIGN       456837103        11,681    1,151,966     X                      173,484    978,482
JOHNSON & JOHNSON          COMMON        478160104         9,168      161,412     X                      125,879     35,533
JP MORGAN CHASE            COMMON        46625H100         6,141      180,043     X                      139,600     40,443
LILLY, ELI AND COMPAN      COMMON        532457108         5,783      166,957     X                      130,600     36,357
MEDTRONIC INC COM          COMMON        585055106         7,579      217,230     X                      172,540     44,690
MICROSOFT                  COMMON        594918104         9,107      383,138     X                      297,083     86,055
MITSUBISHI UFJ FINL G      FOREIGN       606822104        14,416    2,347,831     X                      357,750  1,990,081
NESTLE S A ADR SPON R      FOREIGN       641069406        19,858      527,795     X                       76,632    451,163
NOKIA CORP ADR SPONSO      FOREIGN       654902204         7,406      507,922     X                       70,492    437,430
NINTENDO CO. LTD ADR       COMMON       654,445,303        9,049      262,294     X                       37,230    225,064
NOVARTIS AG SPONSORED      FOREIGN       66987V109        15,506      380,149     X                       56,564    323,585
PEPSICO INC                COMMON        713448108         9,447      171,896     X                      131,790     40,106
PFIZER INC                 COMMON        717081103         9,216      614,430     X                      498,027    116,403
PROCTER & GAMBLE COMP      COMMON        742718109         8,291      162,247     X                      126,071     36,176
ROCHE HLDG LTD SPONSO      FOREIGN       771195104        13,806      406,643     X                       52,378    354,265
ROYAL DUTCH SHELL PLC      FOREIGN       780259206        14,587      290,640     X                       42,983    247,657
SANOFI-AVENTIS ADR         FOREIGN       80105N105        17,119      580,508     X                       90,979    489,529
SAP AG ADR SPON            FOREIGN       803054204        13,273      330,252     X                       47,270    282,982
SOCIETE GENERALE FRAN      FOREIGN       83364L109        10,694      980,360     X                      144,065    836,295
SYNGENTA AG ADR SPONS      FOREIGN       87160A100        10,221      219,704     X                       30,960    188,744
TARGET CORP COM            COMMON        87612E106         6,476      164,073     X                      125,243     38,830
TELEFONICA S A ADR SP      FOREIGN       879382208         9,557      140,777     X                       18,564    122,213
TNT N V SPON ADR           FOREIGN       87260W101         9,845      504,884     X                       72,106    432,778
TOTAL FINA ELF S A AD      FOREIGN       89151E109        14,530      267,930     X                       41,795    226,135
UBS AG NEW                 FOREIGN       H89231338         6,936      568,026     X                       76,107    491,919
UNILEVER PLC ADR SPON      FOREIGN       904767704        20,814      885,708     X                      337,298    548,410
VODAFONE GROUP INC         FOREIGN       92857W100        10,067      516,525     X                       73,235    443,290
WELLPOINT INC COM          COMMON        94973V107         7,772      152,728     X                      116,811     35,917
WPP PLC                    FOREIGN       92933H101        11,226      337,512     X                       48,892    288,620
ZIMMER HLDGS INC COM       COMMON        98956P102         5,529      129,792     X                       98,239     31,553

TOTAL                      51                            569,478
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